Northern Lights Fund Trust

Sandalwood Opportunity Fund

Incorporated herein by reference is the definitive version of the supplement for Sandalwood Opportunity Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on February 12, 2014, (SEC Accession No. 0000910472-14-000505).